Information by business segment (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Net revenues		$ 3,033,990	$ 2,622,110	$ 1,950,929
Cost of sales		2,395,180	1,989,019	1,576,159
Gross profit		638,810	633,091	374,770
Other income and expenses, net		(2,674)	31,948	(19,164)
Operating (loss) income		359,219	446,193	(398,483)
Adjusted EBITDA	[1]	760,324	743,835	418,917
Impairment loss of long-lived assets		32,512		557,497
Impairment of other assets	[2]	(9,302)
Share in the results of associates		1,885
Net financial results		(133,727)	(136,902)	(278,175)
(Loss) income before income tax		227,377	309,291	(676,658)
Operating segments [member]
IfrsStatementLineItems [Line Items]
Net revenues		3,033,990	2,622,110	1,950,929
Cost of sales		(2,395,180)	(1,989,019)	(1,576,159)
Gross profit		638,810	633,091	374,770
Selling, general and administrative		(145,543)	(133,803)
Mineral exploration and project evaluation		(98,862)
Impairment loss of long-lived assets		(32,512)		(557,497)
Other income and expenses, net		(2,674)	31,948	(19,164)
Operating (loss) income		359,219	446,193	(398,483)
Depreciation and amortization		290,937	258,711	243,925
Gains on sales of investments and other miscellaneous adjustments (i)		(110,168)	(38,931)	(573,475)
Gains on sales of investments and other miscellaneous adjustments (i)		110,168	38,931	573,475
Adjusted EBITDA		760,324	743,835	418,917
Change in fair value of offtake agreement		24,267
Impairment loss of long-lived assets		(32,512)
Aripuanas pre-operating expenses and ramp-up impacts		(87,540)		(1,885)
Impairment of other assets		(9,302)
Loss on sale of long-lived assets		(698)	(4,891)	(2,268)
Remeasurement in estimates of asset retirement obligations		6,182	(6,371)	(4,012)
Remeasurement adjustment of streaming agreement		(10,565)	(19,580)	(7,813)
Depreciation and amortization		(290,937)
Share in the results of associates		1,885
Net financial results		(133,727)	(136,902)	(278,175)
(Loss) income before income tax		227,377	309,291	(676,658)
Mineral exploration and project evaluation			(85,043)
[custom:OperatingsExpenses]			(8,753)
Other adjustments			664
Depreciation and amortization			(258,711)
Selling, general and administrative				139,391
Selling, general and administrative				(139,391)
Mineral exploration and project evaluation				(57,201)
Depreciation and amortization				(243,925)
Operating segments [member] | Mining segment [member]
IfrsStatementLineItems [Line Items]
Net revenues		1,248,027	1,165,584	748,462
Cost of sales		(905,241)	(726,653)	(627,372)
Gross profit		342,786	438,931	121,090
Selling, general and administrative		(64,444)	(64,739)
Mineral exploration and project evaluation		(88,947)
Impairment loss of long-lived assets		(32,276)		(512,706)
Other income and expenses, net		(32,787)	(32,286)	(21,815)
Operating (loss) income		124,332	266,356	(532,209)
Depreciation and amortization		204,514	174,891	159,984
Gains on sales of investments and other miscellaneous adjustments (i)		110,993	35,697	527,582
Adjusted EBITDA		439,839	476,944	155,357
Mineral exploration and project evaluation			(75,550)
Selling, general and administrative				(70,223)
Selling, general and administrative				70,223
Mineral exploration and project evaluation				(48,555)
Operating segments [member] | Smelting segment [member]
IfrsStatementLineItems [Line Items]
Net revenues		2,466,967	2,021,787	1,547,398
Cost of sales		(2,190,903)	(1,842,704)	(1,310,206)
Gross profit		276,064	179,083	237,192
Selling, general and administrative		(60,435)	(51,635)
Mineral exploration and project evaluation		(9,915)
Impairment loss of long-lived assets		(236)		(44,791)
Other income and expenses, net		43,049	70,874	8,831
Operating (loss) income		248,527	188,829	141,745
Depreciation and amortization		78,727	78,861	82,650
Gains on sales of investments and other miscellaneous adjustments (i)		(825)	3,234	45,893
Adjusted EBITDA		326,429	270,924	270,288
Mineral exploration and project evaluation			(9,493)
Selling, general and administrative				(54,021)
Selling, general and administrative				54,021
Mineral exploration and project evaluation				(5,466)
Elimination of intersegment amounts [member]
IfrsStatementLineItems [Line Items]
Net revenues		(683,583)	(636,212)	(375,402)
Cost of sales		683,583	636,212	375,402
Material reconciling items [member]
IfrsStatementLineItems [Line Items]
Net revenues		2,579	70,951	30,471
Cost of sales		17,381	(55,874)	(13,983)
Gross profit		19,960	15,077	16,488
Selling, general and administrative		(20,664)	(17,429)
Other income and expenses, net		(12,936)	(6,640)	(6,180)
Operating (loss) income		(13,640)	(8,992)	(8,019)
Depreciation and amortization		7,696	4,959	1,291
Adjusted EBITDA		$ (5,944)	$ (4,033)	(6,728)
Selling, general and administrative				(15,147)
Selling, general and administrative				15,147
Mineral exploration and project evaluation				$ (3,180)

[1]	Adjusted EBITDA for capital management calculation uses the same assumptions described in note 2 for Adjusted EBITDA by segment.
[2]	Amounts mainly related to the write-off of some non-commercial account receivables and taxes, which the Company does not expect to recover.